Description of Business (Details) $ in Millions	6 Months Ended
	Jun. 30, 2025 item	Sep. 29, 2025 USD ($)	Jun. 30, 2024 item
Description of Business
Ownership interest in shuttle tankers acquired at formation (as a percent)	100.00%
Number of shuttle tankers acquired at formation	4
Number of operating vessels	18		18
Undrawn portion of revolving credit facilities | $		$ 38.5